Non-controlling interests material to the Group - Reallocation of net asset value (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Jan. 25, 2022	Jan. 25, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Change in equity interest held by Rio Tinto			$ 0	$ 0
Equity issued to holders of non-controlling interests			22	28
Retained earnings
Disclosure of classes of share capital [line items]
Change in equity interest held by Rio Tinto	$ (490)	$ 6	(484)	37
Equity issued to holders of non-controlling interests	(711)		(711)
Non-controlling interests
Disclosure of classes of share capital [line items]
Change in equity interest held by Rio Tinto	490	$ (6)	484	(37)
Equity issued to holders of non-controlling interests	$ 711		733	$ 28
Non-controlling interests | Subsidiaries other than Turquoise Hill
Disclosure of classes of share capital [line items]
Equity issued to holders of non-controlling interests			$ 22